Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

Name:    Palisades Investment Partners, LLC
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Address: 1453 Third Street Promenade
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         Suite 310
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         Santa Monica, CA  91106
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Form 13F File Number: 28-12995
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Quinn R. Stills
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Title:   Chairman, CIO, CCO
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Phone:   310-656-6300
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Signature, Place, and Date of Signing:

/s/ Quinn R. Stills                   Santa Monica, CA                   5/07/09
-----------------------               ----------------                   -------
(Signature)                           (City, State)                      (Date)

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number           Name

28- 01190                      Russell Company
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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
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Form 13F Information Table Entry Total:       47
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Form 13F Information Table Value Total:       564,466
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                                          (thousands)
List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.               Form 13F File Number               Name

                  28-
-------------        -----------------------         ---------------------------
[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
-------------------------  -----------  ---------  --------  ---------------------  ----------  --------  --------------------------
                                                                                                               VOTING AUTHORITY
                            TITLE OF                VALUE     SHRS OF   SH/   PUT/  INVESTMENT   OTHER    --------------------------
      NAME OF ISSUER          CLASS       CUSIP    (x$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-------------------------  -----------  ---------  --------  ---------  ----  ----  ----------  --------  -------  ------  ---------
TD AMERITRADE HLDG             COM      87236Y108   17,089   1,237,409   SH            SOLE               562,417            674,992
ABERCROMBIE & F                CL A     002896207    2,906     122,100   SH            SOLE                56,300             65,800
AVERY DENNISON                 COM      053611109    8,098     362,500   SH            SOLE               166,700            195,800
BANK OF NEW YORK MELLON
 CORPORATION                   COM      064058100   24,213     857,108   SH            SOLE               369,511            487,597
CA INC                         COM      12673P105    3,221     182,917   SH            SOLE                81,217            101,700
COMERICA INC                   COM      200340107   13,903     759,300   SH            SOLE               352,200            407,100
CHEVRON TEXACO CORPORATION     COM      166764100   15,380     228,727   SH            SOLE               102,127            126,600
DISCOVER FINANCIAL SVS         COM      254709108    4,356     690,274   SH            SOLE               319,500            370,774
DISNEY WALT CO                 COM      254687106    6,712     369,619   SH            SOLE               174,143            195,476
EBAY INC                       COM      278642103    8,218     654,323   SH            SOLE               301,903            352,420
EMERSON ELECTRIC CO            COM      291011104    3,764     131,685   SH            SOLE                57,536             74,149
EATON CORP                     COM      278058102    5,558     150,796   SH            SOLE                68,300             82,496
GENERAL MILLS                  COM      370334104    5,630     112,872   SH            SOLE                52,300             60,572
THE GAP INC                    COM      364760108   10,100     777,500   SH            SOLE               351,200            426,300
GOLDMAN SACHS GROUP INC        COM      38141G104   35,312     333,070   SH            SOLE               157,270            175,800
GLAXOSMITHKLINE PLC ADS     SPONS ADR   37733W105   11,533     371,196   SH            SOLE               173,200            197,996
HEWLETT-PACKARD                COM      428236103   17,605     549,131   SH            SOLE               252,427            296,704
INTERNATIONAL BUSINESS
 MACHINES                      COM      459200101   22,200     229,128   SH            SOLE               111,200            117,928
JOHNSON & JOHNSON              COM      478160104   10,046     190,997   SH            SOLE                85,150            105,847
JP MORGAN CHASE & CO           COM      46625H100   26,639   1,002,217   SH            SOLE               470,302            531,915
KIMBERLY-CLARK                 COM      494368103    6,455     140,001   SH            SOLE                61,517             78,484
COCA-COLA CO                   COM      191216100    6,586     149,844   SH            SOLE                65,100             84,744
MCDONALDS CORP                 COM      580135101    8,360     153,196   SH            SOLE                70,121             83,075
MORGAN STANLEY               COM NEW    617446448      191       8,400   SH            SOLE                     0              8,400
NORTHERN TRUST                 COM      665859104    6,849     114,500   SH            SOLE                68,800             45,700
OMNICOM GROUP                  COM      681919106    5,609     239,700   SH            SOLE               107,500            132,200
PFIZER INC                     COM      717081103   16,828   1,235,535   SH            SOLE               569,632            665,903
PARKER HANNIFIN                COM      701094104    8,663     254,951   SH            SOLE               116,550            138,401
PNC FINANCIAL SERVICES         COM      693475105   22,322     762,100   SH            SOLE               356,700            405,400
ROYAL DUTCH SHL CL A       SPONS ADR A  780259206    4,521     102,053   SH            SOLE                45,700             56,353
REPUBLIC SERVIC                COM      760759100   18,859   1,099,654   SH            SOLE               506,157            593,497
SCHWAB CHARLES CORP            COM      808513105   17,512   1,129,778   SH            SOLE               511,488            618,290
STAPLES                        COM      855030102    2,948     162,800   SH            SOLE                74,000             88,800
SUPER-VALU INC                 COM      868536103    7,163     501,600   SH            SOLE               228,500            273,100
SYBASE INC                     COM      871130100    5,921     195,480   SH            SOLE                85,706            109,774
AT&T INC.                      COM      00206R102    9,411     373,436   SH            SOLE               173,365            200,071
MOLSON COORS BREWING CO.       CL B     60871R209    9,621     280,662   SH            SOLE               129,000            151,662
TIME WARNER CAB                COM      88732J207    1,492      60,161   SH            SOLE                25,685             34,476
TIME WARNER INC                COM      887317303    4,626     239,675   SH            SOLE               102,326            137,349
UNITED HEALTH GROUP            COM      91324P102    5,490     262,290   SH            SOLE               121,178            141,112
UNITED TECHNOLGIES             COM      913017109   19,796     460,597   SH            SOLE               213,600            246,997
VERIZON COMMUNICATIONS         COM      92343V104    7,787     257,844   SH            SOLE               117,020            140,824
WELLS FARGO CO                 COM      949746101   15,985   1,122,555   SH            SOLE               502,355            620,200
WAL-MART STORES                COM      931142103   30,959     594,220   SH            SOLE               278,946            315,274
WATSON PHARMACEUTICAL          COM      942683103   20,538     660,171   SH            SOLE               302,000            358,171
WYETH                          COM      983024100   13,400     311,345   SH            SOLE               141,716            169,629
EXXON MOBIL CORP               COM      30231G102   34,090     500,594   SH            SOLE               235,682            264,912